Financial instruments - Bank Borrowings, Non-Current (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financial instruments [Line Items]
Notional amount	$ 62,231	$ 313,107
Bond issuance costs	(5,429)	(5,336)
Unsecured obligations
Financial instruments [Line Items]
Notional amount	300,000	136,000
Carrying amount	300,000	136,000
Bond issuance costs	(6,709)	(6,317)
Total	293,291	129,683
Unsecured obligations | Over 1 year to 2 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Unsecured obligations | Over 2 years to 3 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Unsecured obligations | Over 3 years to 4 years
Financial instruments [Line Items]
Notional amount	300,000	136,000
Carrying amount	$ 300,000	$ 136,000
Banco Santander Kexim 1
Financial instruments [Line Items]
Effective rate	4.54%	4.73%
Nominal rate	3.62%	4.28%
Banco Santander Kexim 1 | Unsecured obligations
Financial instruments [Line Items]
Notional amount	$ 100,000	$ 100,000
Carrying amount	100,000	100,000
Bond issuance costs	(2,232)	(2,997)
Total	97,768	97,003
Banco Santander Kexim 1 | Unsecured obligations | Over 1 year to 2 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Banco Santander Kexim 1 | Unsecured obligations | Over 2 years to 3 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Banco Santander Kexim 1 | Unsecured obligations | Over 3 years to 4 years
Financial instruments [Line Items]
Notional amount	100,000	100,000
Carrying amount	$ 100,000	$ 100,000
Banco Santander Kexim 2
Financial instruments [Line Items]
Effective rate	4.82%	4.27%
Nominal rate	3.62%	4.29%
Banco Santander Kexim 2 | Unsecured obligations
Financial instruments [Line Items]
Notional amount	$ 200,000	$ 36,000
Carrying amount	200,000	36,000
Bond issuance costs	(4,477)	(3,320)
Total	195,523	32,680
Banco Santander Kexim 2 | Unsecured obligations | Over 1 year to 2 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Banco Santander Kexim 2 | Unsecured obligations | Over 2 years to 3 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Banco Santander Kexim 2 | Unsecured obligations | Over 3 years to 4 years
Financial instruments [Line Items]
Notional amount	200,000	36,000
Carrying amount	$ 200,000	$ 36,000